Net Loss per Share (Details) - Schedule of outstanding dilutive securities - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	2,578,518	1,144,461	2,578,518	934,803
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	219,046	82,179	82,179	40,000
Restricted shares of common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share	40,888	100,824	10,250	181,250